FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Disclosure of financial risk management [Abstract]
FINANCIAL RISK MANAGEMENT
NOTE 52: FINANCIAL RISK MANAGEMENT
As a bancassurer, financial instruments are fundamental to the Group’s activities and, as a consequence, the risks associated with financial instruments represent a significant component of the risks faced by the Group.
The primary risks affecting the Group through its use of financial instruments are: market risk, which includes interest rate risk and foreign exchange risk; credit risk; liquidity risk; capital risk; and insurance risk. The following disclosures provide quantitative and qualitative information about the Group’s exposure to these risks.
Market risk
(A)    Interest rate risk
Interest rate risk arises from the different repricing characteristics of the Group’s assets and liabilities. Liabilities are generally either insensitive to interest rate movements, for example interest free or very low interest customer deposits, or are sensitive to interest rate changes but bear rates which may be varied at the Group’s discretion and that for competitive reasons generally reflect changes in the UK Bank Rate, set by the Bank of England. The rates on the remaining liabilities are contractually fixed for their term to maturity.
Many banking assets are sensitive to interest rate movements; there is a large volume of managed rate assets such as variable rate mortgages which may be considered as a natural offset to the interest rate risk arising from the managed rate liabilities. However, a significant proportion of the Group’s lending assets, for example many personal loans and mortgages, bear interest rates which are contractually fixed. Interest rate sensitivity analysis relating to the Group’s Banking activities is set out in the tables marked audited on page 93.
The Group’s risk management policy is to optimise reward while managing its market risk exposures within the risk appetite defined by the Board. The largest residual risk exposure arises from balances that are deemed to be insensitive to changes in market rates (including current accounts, a portion of variable rate deposits and investable equity), and is managed through the Group’s structural hedge. The structural hedge consists of longer-term fixed rate assets or interest rate swaps and the amount and duration of the hedging activity is reviewed regularly by the Group Asset and Liability Committee.
The Group establishes hedge accounting relationships for interest rate risk components using cash flow hedges and fair value hedges. The Group is exposed to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The derivatives used to manage the structural hedge may be designated into cash flow hedges to manage income statement volatility. The economic items related to the structural hedge, for example current accounts, are not eligible hedged items under IAS 39 for inclusion into accounting hedge relationships. The Group is exposed to fair value interest rate risk on its fixed rate customer loans, its fixed rate customer deposits and the majority of its subordinated debt, and to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The Group applies netting between similar risks before applying hedge accounting.
Hedge ineffectiveness arises during the management of interest rate risk due to residual unhedged risk. Sources of ineffectiveness, which the Group may decide to not fully mitigate, can include basis differences, timing differences and notional amount differences. The effectiveness of accounting hedge relationships is assessed between the hedging derivatives and the documented hedged item, which can differ to the underlying economically hedged item.
At 31 December 2022 the aggregate notional principal of interest rate and other swaps (predominantly interest rate) designated as fair value hedges was £152,662 million (2021: £172,695 million) with a net fair value liability of £493 million (2021: liability of £262 million) (note 17). The gains on the hedging instruments were £1,284 million (2021: gains of £944 million). The losses on the hedged items attributable to the hedged risk were £1,325 million (2021: losses of £767 million). The gains and losses relating to the fair value hedges are recorded in net trading income.
The notional principal of the interest rate swaps designated as cash flow hedges at 31 December 2022 was £249,703 million (2021: £109,093 million) with a net fair value liability of £2 million (2021: asset of £5 million) (note 17). In 2022, ineffectiveness recognised in the income statement that arises from cash flow hedges was a loss of £10 million (2021: loss of £69 million).
Interest rate benchmark reform
The Group continues to manage the transition to alternative benchmark rates under its Group-wide IBOR transition programme. The Group has transitioned substantially all of its non-USD LIBOR products and continues to work with customers to transition a small number of remaining contracts that either have yet to transition or have defaulted to the relevant synthetic LIBOR benchmark in the interim. USD LIBOR transition is expected to complete by 30 June 2023.
While the volume of outstanding transactions impacted by IBOR benchmark reforms continues to reduce, the Group does not expect material changes to its risk management approach.
The material risks identified include the following:
Conduct and litigation risk. The Group may be exposed to conduct and litigation charges as a direct result of inappropriate or negligent actions taken during IBOR transition resulting in detriment to the customer. The Group is working closely with its counterparties to avoid this outcome.
Market risk. IBOR transition is expected to lead to changes in the Group’s market risk profile which will continue to be monitored and managed within the appropriate risk appetites. The key change is expected to be on the management of basis risk profile during the period when alternative benchmark rates are referenced in contracts up to the cessation of the in-scope IBOR index.
Credit risk. Clients may wish to renegotiate the terms of existing transactions as a consequence of IBOR reform. This could lead to a change in the credit risk exposure of the client depending on the outcome of the negotiations. The Group will continue to monitor and manage changes within the appropriate risk appetites.
Accounting risk. If IBOR transition is finalised in a manner that does not permit the application of the reliefs introduced in the IFRS Phase 2 amendments, the financial instrument may be required to be derecognised and a new instrument recognised. In addition, where instruments used in hedge accounting relationships are transitioned either at different times or to different benchmarks, this may result in additional volatility to the income statement either through hedge accounting ineffectiveness or failure of the hedge accounting relationships.
Operational risk. Additional operational risks may arise due to the IBOR transition programme impacting all businesses and functions within the Group and leading to the implementation of changes to technology, operations, client communication and the valuation of in-scope financial instruments.
The majority of the Group’s USD LIBOR exposures are expected to transition through industry-led transition programmes managed by the London Clearing House and Futures exchanges, or through the International Swaps and Derivatives Association (ISDA) protocol. Other contracts (primarily loans) maturing after June 2023 are being managed through the Group’s existing processes, either transitioning to an alternative benchmark rate or allowed to fallback under existing contract protocols or through US legislation.
At 31 December 2022, the Group had the following significant exposures impacted by interest rate benchmark reform which had yet to transition to the replacement benchmark rate:

	At 31 December 2022				At 31 December 2021
	GBP LIBOR £m	USD LIBOR £m	Other[1] £m	Total £m	GBP LIBOR £m	USD LIBOR £m	Other £m	Total £m
Non-derivative financial assets
Financial assets at fair value through profit or loss	106	36	–	142	1,753	268	–	2,021
Loans and advances to banks	–	67	–	67	–	4,106	–	4,106
Loans and advances to customers	762	1,077	43	1,882	3,542	5,975	–	9,517
Debt securities	–	–	–	–	126	–	–	126
Financial assets at amortised cost	762	1,144	43	1,949	3,668	10,081	–	13,749
Financial assets at fair value through other comprehensive income	–	–	–	–	16	–	–	16
	868	1,180	43	2,091	5,437	10,349	–	15,786
Non-derivative financial liabilities
Customer deposits	–	84	–	84	–	74	–	74
Financial liabilities at fair value through profit or loss	–	100	–	100	–	100	3	103
Debt securities in issue	–	52	–	52	–	54	26	80
	–	236	–	236	–	228	29	257
Derivative notional/contract amount
Interest rate	840	193,228	1,223	195,291	12,734	286,921	–	299,655
Cross currency	–	29,452	1,124	30,576	–	42,229	–	42,229
	840	222,680	2,347	225,867	12,734	329,150	–	341,884
1    Balances within Other include Canadian Dollar Offered Rate for which a cessation announcement, effective after 28 June 2024, was published on 16 May 2022.
As at 31 December 2022, the IBOR balances in the above table relate to contracts that have not transitioned to an alternative benchmark rate. In the case of Sterling LIBOR, these are contracts that have cash flows determined on a synthetic LIBOR basis.
Of the £222,680 million of USD derivative notional balances as at 31 December 2022, £55,973 million relate to contracts with their final LIBOR fixing prior to LIBOR cessation and £129,442 million relate to exchange traded futures or contracts settled through the London Clearing House. Of the remaining £37,265 million, £36,872 million are fallback-eligible.
In respect of the Group’s hedge accounting relationships, for the purposes of determining whether:
•A forecast transaction is highly probable
•Hedged future cash flows are expected to occur
•A hedge is expected to be highly effective in achieving offsetting changes in fair value or cash flows attributable to the hedged risk
•An accounting hedging relationship should be discontinued because of a failure of the retrospective effectiveness test the Group considers the interest rate benchmark, on which the hedged risk or the cash flows of the hedged item or hedging instrument are based is not altered by uncertainties resulting from interest rate benchmark reform.
By 31 December 2022, the Group had transitioned its Sterling, Euro, Japanese Yen and Swiss Franc LIBOR hedge accounting models to risk-free rates. The Group plans to complete the transition of its USD LIBOR hedge accounting models ahead of the 30 June 2023 cessation date.The Group’s most significant remaining IBOR hedge accounting relationship in relation to benchmark reform is USD LIBOR, of which:
•The notional amount of the hedged items that the Group has designated into cash flow hedge relationships that is directly affected by the interest rate benchmark reform is £1,771 million (2021: £3,258 million). These are principally loans and advances to customers in Commercial Banking.
•The interest rate benchmark reforms also affect assets and liabilities designated in fair value hedges. At 31 December 2022, these assets had a notional value of £1,864 million and liabilities had a notional value of £17,540 million. At 31 December 2021, such assets had a notional value of £3,370 million and liabilities had a notional value of £22,437 million. These fair value hedges principally relate to debt securities in issue.
•At 31 December 2022, the notional amount of the hedging instruments in hedging relationships to which these amendments apply was £19,755 million, of which £17,926 million relates to fair value hedges and £1,829 million relates to cash flow hedges. At 31 December 2021, the notional amount of the hedging instruments in hedging relationships to which these amendments applied was £27,873 million, of which £24,615 million related to fair value hedges and £3,258 million related to cash flow hedges.
(B)    Foreign exchange risk
The corporate and retail businesses incur foreign exchange risk in the course of providing services to their customers. All non-structural foreign exchange exposures in the non-trading book are managed centrally within allocated exposure limits. Trading book exposures in the authorised trading centres are allocated exposure limits. The limits are monitored daily by the local centres and reported to the market and liquidity risk function in London. Associated VaR and the closing, average, maximum and minimum are disclosed in the tables marked audited on page 95.
The Group manages foreign currency accounting exposure via cash flow hedge accounting, utilising currency swaps and forward foreign exchange trades.
Risk arises from the Group’s investments in its overseas operations. The Group’s structural foreign currency exposure is represented by the net asset value of the foreign currency equity and subordinated debt investments in its subsidiaries and branches. Gains or losses on structural foreign currency exposures are taken to reserves. The Group ceased all hedge accounting of the currency translation risk of the net investment in foreign operations in 2018. The Group’s main overseas operations are in the Americas and Europe.
Details of the Group’s structural foreign currency exposures are as follows:

	2022			2021
Foreign currency of Group operations	Euro £m	US Dollar £m	Other non-Sterling £m	Euro £m	US Dollar £m	Other non-Sterling £m
Exposure	1,843	209	5	115	134	7
Credit risk
The Group’s credit risk exposure arises in respect of the instruments below and predominantly in the United Kingdom. Credit risk appetite is set at Board level and is described and reported through a suite of metrics devised from a combination of accounting and credit portfolio performance measures, which include the use of various credit risk rating systems as inputs and assess credit risk at a counterparty level using three components: (i) the probability of default by the counterparty on its contractual obligations; (ii) the current exposures to the counterparty and their likely future development, from which the Group derives the exposure at default; and (iii) the likely loss ratio on the defaulted obligations, the loss given default. The Group uses a range of approaches to mitigate credit risk, including internal control policies, obtaining collateral, using master netting agreements and other credit risk transfers, such as asset sales and credit derivatives based transactions.
(A)    Maximum credit exposure
The maximum credit risk exposure of the Group in the event of other parties failing to perform their obligations is detailed below. No account is taken of any collateral held and the maximum exposure to loss, which includes amounts held to cover unit-linked and With Profits Funds liabilities, is considered to be the balance sheet carrying amount or, for non-derivative off-balance sheet transactions and financial guarantees, their contractual nominal amounts.

	2022			2021
	Maximum exposure £m	Offset[1] £m	Net exposure £m	Maximum exposure £m	Offset[1] £m	Net exposure £m
Financial assets at fair value through profit or loss[2,3]:
Loans and advances	24,872	–	24,872	29,538	–	29,538
Debt securities, treasury and other bills	38,109	–	38,109	47,237	–	47,237
Contracts held with reinsurers	10,906	–	10,906	12,371	–	12,371
	73,887	–	73,887	89,146	–	89,146
Derivative financial instruments	24,753	(12,330)	12,423	22,051	(11,600)	10,451
Financial assets at amortised cost, net[4]:
Loans and advances to banks, net[4]	10,632	–	10,632	7,001	–	7,001
Loans and advances to customers, net[4]	454,899	(2,171)	452,728	448,567	(1,506)	447,061
Reverse repurchase agreements, net[4]	44,865	–	44,865	54,753	–	54,753
Debt securities, net[4]	9,926	–	9,926	6,835	–	6,835
	520,322	(2,171)	518,151	517,156	(1,506)	515,650
Financial assets at fair value through other comprehensive income[2]	22,871	–	22,871	27,902	–	27,902
Reinsurance assets	616	–	616	759	–	759
Off-balance sheet items:
Acceptances and endorsements	58	–	58	191	–	191
Other items serving as direct credit substitutes	781	–	781	510	–	510
Performance bonds, including letters of credit, and other transaction-related contingencies	2,147	–	2,147	2,043	–	2,043
Irrevocable commitments and guarantees	74,692	–	74,692	71,158	–	71,158
	77,678	–	77,678	73,902	–	73,902
	720,127	(14,501)	705,626	730,916	(13,106)	717,810
1    Offset items comprise deposit amounts available for offset and amounts available for offset under master netting arrangements that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.
2    Excluding equity shares.
3    Includes assets within the Group’s unit-linked funds for which credit risk is borne by the policyholders and assets within the Group’s With-Profits Funds for which credit risk is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back related contract liabilities.
4    Amounts shown net of related impairment allowances.
(B)    Concentrations of exposure
The Group’s management of concentration risk includes portfolio controls on certain industries, sectors and products to reflect risk appetite as well as individual, customer and bank limit risk tolerances. Credit policies and appetite statements are aligned to the Group’s risk appetite and restrict exposure to higher risk countries and potentially vulnerable sectors and asset classes. Exposures are monitored to prevent both an excessive concentration of risk and single name concentrations. The Group’s largest credit limits are regularly monitored by the Board Risk Committee and reported in accordance with regulatory requirements. As part of its credit risk policy, the Group considers sustainability risk (which incorporates Environmental (including climate), Social and Governance) in the assessment of Commercial Banking facilities.
At 31 December 2022 the most significant concentrations of exposure were in mortgages (comprising 71 per cent of total loans and advances to customers) and to financial, business and other services (comprising 8 per cent of the total).

	2022 £m	2021 £m
Agriculture, forestry and fishing	7,447	7,729
Energy and water supply	2,552	1,978
Manufacturing	3,619	4,110
Construction	4,066	4,440
Transport, distribution and hotels	13,170	13,463
Postal and telecommunications	2,526	2,109
Property companies	21,499	23,923
Financial, business and other services	37,666	33,533
Personal:
Mortgages[1]	323,923	319,655
Other	26,154	24,604
Lease financing	766	982
Hire purchase	16,029	15,861
Total loans and advances to customers before allowance for impairment losses	459,417	452,387
Allowance for impairment losses (note 18)	(4,518)	(3,820)
Total loans and advances to customers	454,899	448,567
1    Includes both UK and overseas mortgage balances.
The Group’s operations are predominantly UK-based and as a result an analysis of credit risk exposures by geographical region is not provided.
(C)    Credit quality of assets
Loans and advances
The analysis of lending has been prepared based on the division in which the asset is held; with the business segment in which the exposure is recorded reflected in the ratings system applied. The internal credit ratings systems used by the Group differ between Retail and Commercial, reflecting the characteristics of these exposures and the way that they are managed internally; these credit ratings are set out below. All probabilities of default (PDs) include forward-looking information and are based on 12-month values, with the exception of credit-impaired.

Retail		Commercial
Quality classification	IFRS 9 PD range	Quality classification	IFRS 9 PD range
RMS 1–3	0.00–0.80%	CMS 1–5	0.000–0.100%
RMS 4–6	0.81–4.50%	CMS 6–10	0.101–0.500%
RMS 7–9	4.51–14.00%	CMS 11–14	0.501–3.000%
RMS 10	14.01–20.00%	CMS 15–18	3.001–20.000%
RMS 11–13	20.01–99.99%	CMS 19	20.001–99.999%
RMS 14	100.00%	CMS 20–23	100.000%
Stage 3 assets include balances of £727 million (2021: £650 million) (with outstanding amounts due of £1,360 million (2021: £1,279 million)) which have been subject to a partial write-off and where the Group continues to enforce recovery action.
Stage 2 and Stage 3 assets with a carrying amount of £126 million (2021: £1,546 million) were modified during the year. No material gain or loss was recognised by the Group.
As at 31 December 2022 assets that had been previously modified while classified as Stage 2 or Stage 3 and were classified as Stage 1 amounted to £5,279 million (2021: £6,658 million).

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Loans and advances to banks
CMS 1–5	1,223	–	–	–	1,223	–	–	–	–	–
CMS 6–10	9,366	–	–	–	9,366	11	–	–	–	11
CMS 11–14	28	27	–	–	55	–	2	–	–	2
CMS 15–18	3	–	–	–	3	2	–	–	–	2
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	10,620	27	–	–	10,647	13	2	–	–	15
Loans and advances to customers
Retail – UK mortgages
RMS 1–3	250,937	24,844	–	–	275,781	81	180	–	–	261
RMS 4–6	6,557	11,388	–	–	17,945	10	140	–	–	150
RMS 7–9	23	2,443	–	–	2,466	–	72	–	–	72
RMS 10	–	734	–	–	734	–	24	–	–	24
RMS 11–13	–	2,374	–	–	2,374	–	136	–	–	136
RMS 14	–	–	3,416	9,622	13,038	–	–	311	253	564
	257,517	41,783	3,416	9,622	312,338	91	552	311	253	1,207
Retail – credit cards
RMS 1–3	3,587	5	–	–	3,592	7	–	–	–	7
RMS 4–6	6,497	1,441	–	–	7,938	66	70	–	–	136
RMS 7–9	1,332	1,246	–	–	2,578	47	167	–	–	214
RMS 10	–	227	–	–	227	–	52	–	–	52
RMS 11–13	–	368	–	–	368	–	144	–	–	144
RMS 14	–	–	289	–	289	–	–	113	–	113
	11,416	3,287	289	–	14,992	120	433	113	–	666
Retail – loans and overdrafts
RMS 1–3	659	1	–	–	660	2	–	–	–	2
RMS 4–6	5,902	451	–	–	6,353	90	24	–	–	114
RMS 7–9	1,724	657	–	–	2,381	69	83	–	–	152
RMS 10	53	199	–	–	252	5	45	–	–	50
RMS 11–13	19	405	–	–	424	3	163	–	–	166
RMS 14	–	–	247	–	247	–	–	126	–	126
	8,357	1,713	247	–	10,317	169	315	126	–	610
Retail – UK Motor Finance
RMS 1–3	8,969	743	–	–	9,712	66	9	–	–	75
RMS 4–6	2,778	930	–	–	3,708	25	20	–	–	45
RMS 7–9	425	325	–	–	750	2	13	–	–	15
RMS 10	–	99	–	–	99	–	8	–	–	8
RMS 11–13	2	148	–	–	150	–	26	–	–	26
RMS 14	–	–	154	–	154	–	–	81	–	81
	12,174	2,245	154	–	14,573	93	76	81	–	250
Retail – other
RMS 1–3	12,588	328	–	–	12,916	9	4	–	–	13
RMS 4–6	1,311	213	–	–	1,524	4	11	–	–	15
RMS 7–9	–	90	–	–	90	–	3	–	–	3
RMS 10	–	5	–	–	5	–	–	–	–	–
RMS 11–13	91	7	–	–	98	–	–	–	–	–
RMS 14	–	–	157	–	157	–	–	52	–	52
	13,990	643	157	–	14,790	13	18	52	–	83
Total Retail	303,454	49,671	4,263	9,622	367,010	486	1,394	683	253	2,816

Gross drawn exposures and expected credit loss allowance continued	Drawn exposures					Expected credit loss allowance
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Commercial Banking
CMS 1–5	13,573	33	–	–	13,606	2	–	–	–	2
CMS 6–10	32,070	512	–	–	32,582	37	3	–	–	40
CMS 11–14	31,591	5,627	–	–	37,218	128	93	–	–	221
CMS 15–18	3,275	4,508	–	–	7,783	47	244	–	–	291
CMS 19	–	813	–	–	813	–	74	–	–	74
CMS 20–23	–	–	3,371	–	3,371	–	–	1,070	–	1,070
	80,509	11,493	3,371	–	95,373	214	414	1,070	–	1,698
Other[1]	(2,972)	–	6	–	(2,966)	–	–	4	–	4
Total loans and advances to customers	380,991	61,164	7,640	9,622	459,417	700	1,808	1,757	253	4,518

In respect of:
Retail	303,454	49,671	4,263	9,622	367,010	486	1,394	683	253	2,816
Commercial Banking	80,509	11,493	3,371	–	95,373	214	414	1,070	–	1,698
Other[1]	(2,972)	–	6	–	(2,966)	–	–	4	–	4
Total loans and advances to customers	380,991	61,164	7,640	9,622	459,417	700	1,808	1,757	253	4,518
1    Drawn exposures include centralised fair value hedge accounting adjustments.

Reverse repurchase agreements
Banks
CMS 1–5	3,292	–	–	–	3,292	–	–	–	–	–
CMS 6–10	494	–	–	–	494	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	3,786	–	–	–	3,786	–	–	–	–	–
Customers
CMS 1–5	9,094	–	–	–	9,094	–	–	–	–	–
CMS 6–10	31,985	–	–	–	31,985	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	41,079	–	–	–	41,079	–	–	–	–	–
Total reverse repurchase agreements	44,865	–	–	–	44,865	–	–	–	–	–

	Undrawn exposures					Expected credit loss allowance
Gross undrawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Retail – UK mortgages
RMS 1–3	16,003	159	–	–	16,162	–	–	–	–	–
RMS 4–6	83	62	–	–	145	1	–	–	–	1
RMS 7–9	–	25	–	–	25	–	–	–	–	–
RMS 10	–	7	–	–	7	–	–	–	–	–
RMS 11–13	–	21	–	–	21	–	1	–	–	1
RMS 14	–	–	17	67	84	–	–	–	–	–
	16,086	274	17	67	16,444	1	1	–	–	2
Retail – credit cards
RMS 1–3	39,384	30	–	–	39,414	16	–	–	–	16
RMS 4–6	14,355	2,975	–	–	17,330	32	28	–	–	60
RMS 7–9	580	422	–	–	1,002	5	8	–	–	13
RMS 10	–	46	–	–	46	–	2	–	–	2
RMS 11–13	–	76	–	–	76	–	6	–	–	6
RMS 14	–	–	45	–	45	–	–	–	–	–
	54,319	3,549	45	–	57,913	53	44	–	–	97
Retail – loans and overdrafts
RMS 1–3	4,174	2	–	–	4,176	4	–	–	–	4
RMS 4–6	1,618	386	–	–	2,004	6	12	–	–	18
RMS 7–9	253	159	–	–	412	6	18	–	–	24
RMS 10	6	36	–	–	42	–	7	–	–	7
RMS 11–13	–	61	–	–	61	–	15	–	–	15
RMS 14	–	–	17	–	17	–	–	–	–	–
	6,051	644	17	–	6,712	16	52	–	–	68
Retail – UK Motor Finance
RMS 1–3	318	–	–	–	318	–	–	–	–	–
RMS 4–6	1,259	–	–	–	1,259	2	–	–	–	2
RMS 7–9	347	1	–	–	348	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	1,924	1	–	–	1,925	2	–	–	–	2
Retail – other
RMS 1–3	702	–	–	–	702	–	–	–	–	–
RMS 4–6	198	–	–	–	198	3	–	–	–	3
RMS 7–9	–	–	–	–	–	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	900	–	–	–	900	3	–	–	–	3
Total Retail	79,280	4,468	79	67	83,894	75	97	–	–	172

Gross undrawn exposures and expected credit loss allowance continued	Undrawn exposures					Expected credit loss allowance
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Commercial Banking
CMS 1–5	17,047	–	–	–	17,047	2	–	–	–	2
CMS 6–10	29,141	135	–	–	29,276	21	2	–	–	23
CMS 11–14	9,808	1,647	–	–	11,455	28	33	–	–	61
CMS 15–18	779	800	–	–	1,579	8	43	–	–	51
CMS 19	–	85	–	–	85	–	10	–	–	10
CMS 20–23	–	–	48	–	48	–	–	4	–	4
	56,775	2,667	48	–	59,490	59	88	4	–	151
Other
CMS 1–5	121	–	–	–	121	–	–	–	–	–
CMS 6–10	–	–	–	–	–	–	–	–	–	–
CMS 11–14	279	–	–	–	279	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	11	–	11	–	–	–	–	–
	400	–	11	–	411	–	–	–	–	–
Total	136,455	7,135	138	67	143,795	134	185	4	–	323

In respect of:
Retail	79,280	4,468	79	67	83,894	75	97	–	–	172
Commercial Banking	56,775	2,667	48	–	59,490	59	88	4	–	151
Other	400	–	11	–	411	–	–	–	–	–
Total	136,455	7,135	138	67	143,795	134	185	4	–	323

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2021
Loans and advances to banks
CMS 1–5	5,161	–	–	–	5,161	1	–	–	–	1
CMS 6–10	1,780	–	–	–	1,780	–	–	–	–	–
CMS 11–14	61	–	–	–	61	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	7,002	–	–	–	7,002	1	–	–	–	1
Loans and advances to customers
Retail – UK mortgages
RMS 1–3	270,649	9,785	–	–	280,434	48	146	–	–	194
RMS 4–6	2,971	8,288	–	–	11,259	–	104	–	–	104
RMS 7–9	9	2,258	–	–	2,267	–	64	–	–	64
RMS 10	–	355	–	–	355	–	15	–	–	15
RMS 11–13	–	1,112	–	–	1,112	–	65	–	–	65
RMS 14	–	–	1,940	10,977	12,917	–	–	184	210	394
	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836
Retail – credit cards[1]
RMS 1–3	5,076	15	–	–	5,091	9	–	–	–	9
RMS 4–6	6,023	1,092	–	–	7,115	58	43	–	–	101
RMS 7–9	819	623	–	–	1,442	29	71	–	–	100
RMS 10	–	112	–	–	112	–	22	–	–	22
RMS 11–13	–	235	–	–	235	–	82	–	–	82
RMS 14	–	–	292	–	292	–	–	128	–	128
	11,918	2,077	292	–	14,287	96	218	128	–	442
Retail – loans and overdrafts
RMS 1–3	1,426	2	–	–	1,428	5	–	–	–	5
RMS 4–6	5,794	499	–	–	6,293	79	23	–	–	102
RMS 7–9	938	286	–	–	1,224	39	33	–	–	72
RMS 10	18	74	–	–	92	2	14	–	–	16
RMS 11–13	5	244	–	–	249	1	83	–	–	84
RMS 14	–	–	271	–	271	–	–	139	–	139
	8,181	1,105	271	–	9,557	126	153	139	–	418
Retail – UK Motor Finance
RMS 1–3	8,758	465	–	–	9,223	79	6	–	–	85
RMS 4–6	2,904	844	–	–	3,748	22	19	–	–	41
RMS 7–9	583	298	–	–	881	5	15	–	–	20
RMS 10	–	69	–	–	69	–	7	–	–	7
RMS 11–13	2	152	–	–	154	–	27	–	–	27
RMS 14	–	–	201	–	201	–	–	116	–	116
	12,247	1,828	201	–	14,276	106	74	116	–	296
Retail – other[1]
RMS 1–3	9,715	228	–	–	9,943	3	4	–	–	7
RMS 4–6	1,386	265	–	–	1,651	11	8	–	–	19
RMS 7–9	–	88	–	–	88	–	3	–	–	3
RMS 10	–	2	–	–	2	–	–	–	–	–
RMS 11–13	97	10	–	–	107	–	–	–	–	–
RMS 14	–	–	169	–	169	–	–	52	–	52
	11,198	593	169	–	11,960	14	15	52	–	81
Total Retail	317,173	27,401	2,873	10,977	358,424	390	854	619	210	2,073

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance continued	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2021
Commercial Banking[1]
CMS 1–5	21,950	39	–	–	21,989	4	–	–	–	4
CMS 6–10	26,073	310	–	–	26,383	23	–	–	–	23
CMS 11–14	32,512	3,466	–	–	35,978	84	76	–	–	160
CMS 15–18	2,184	2,858	–	–	5,042	14	145	–	–	159
CMS 19	–	857	–	–	857	–	39	–	–	39
CMS 20–23	–	–	3,563	–	3,563	–	–	956	–	956
	82,719	7,530	3,563	–	93,812	125	260	956	–	1,341
Other[2]	144	–	7	–	151	400	–	6	–	406
Total loans and advances to customers	400,036	34,931	6,443	10,977	452,387	915	1,114	1,581	210	3,820

In respect of:
Retail	317,173	27,401	2,873	10,977	358,424	390	854	619	210	2,073
Commercial Banking	82,719	7,530	3,563	–	93,812	125	260	956	–	1,341
Other[2]	144	–	7	–	151	400	–	6	–	406
Total loans and advances to customers	400,036	34,931	6,443	10,977	452,387	915	1,114	1,581	210	3,820
1    Reflects the new organisation structure, with Business Banking and Commercial Cards moving from Retail to Commercial Banking and Wealth moving from Insurance, Pensions and Investments (previously Insurance and Wealth) to Retail; comparatives have been presented on a consistent basis.
2    Drawn exposures include centralised fair value hedge accounting adjustments and expected credit loss allowance includes a central adjustment of £400 million that was applied in respect of uncertainty in the economic outlook.

Reverse repurchase agreements
Banks
CMS 1–5	2,901	–	–	–	2,901	–	–	–	–	–
CMS 6–10	631	–	–	–	631	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	3,532	–	–	–	3,532	–	–	–	–	–
Customers
CMS 1–5	13,364	–	–	–	13,364	–	–	–	–	–
CMS 6–10	37,807	–	–	–	37,807	–	–	–	–	–
CMS 11–14	50	–	–	–	50	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	51,221	–	–	–	51,221	–	–	–	–	–
Total reverse repurchase agreements	54,753	–	–	–	54,753	–	–	–	–	–

	Undrawn exposures					Expected credit loss allowance
Gross undrawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2021
Retail – UK mortgages
RMS 1–3	16,947	67	–	–	17,014	1	–	–	–	1
RMS 4–6	24	25	–	–	49	–	–	–	–	–
RMS 7–9	–	3	–	–	3	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	13	72	85	–	–	–	–	–
	16,971	95	13	72	17,151	1	–	–	–	1
Retail – credit cards[1]
RMS 1–3	47,427	81	–	–	47,508	23	2	–	–	25
RMS 4–6	8,811	2,160	–	–	10,971	22	22	–	–	44
RMS 7–9	242	172	–	–	414	3	3	–	–	6
RMS 10	–	31	–	–	31	–	1	–	–	1
RMS 11–13	–	58	–	–	58	–	3	–	–	3
RMS 14	–	–	55	–	55	–	–	–	–	–
	56,480	2,502	55	–	59,037	48	31	–	–	79
Retail – loans and overdrafts
RMS 1–3	5,123	3	–	–	5,126	4	–	–	–	4
RMS 4–6	1,180	228	–	–	1,408	5	4	–	–	9
RMS 7–9	97	48	–	–	145	1	5	–	–	6
RMS 10	1	11	–	–	12	–	2	–	–	2
RMS 11–13	–	29	–	–	29	–	6	–	–	6
RMS 14	–	–	18	–	18	–	–	–	–	–
	6,401	319	18	–	6,738	10	17	–	–	27
Retail – UK Motor Finance
RMS 1–3	277	–	–	–	277	–	–	–	–	–
RMS 4–6	1,180	–	–	–	1,180	2	–	–	–	2
RMS 7–9	527	–	–	–	527	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	1	–	–	–	1	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	1,985	–	–	–	1,985	2	–	–	–	2
Retail – other[1]
RMS 1–3	598	–	–	–	598	–	–	–	–	–
RMS 4–6	298	–	–	–	298	1	–	–	–	1
RMS 7–9	–	–	–	–	–	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	896	–	–	–	896	1	–	–	–	1
Total Retail	82,733	2,916	86	72	85,807	62	48	–	–	110

Gross undrawn exposures and expected credit loss allowance continued	Undrawn exposures					Expected credit loss allowance
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2021
Commercial Banking[1]
CMS 1–5	26,935	1	–	–	26,936	2	–	–	–	2
CMS 6–10	19,455	47	–	–	19,502	15	–	–	–	15
CMS 11–14	7,926	1,212	–	–	9,138	24	18	–	–	42
CMS 15–18	453	347	–	–	800	6	17	–	–	23
CMS 19	–	33	–	–	33	–	3	–	–	3
CMS 20–23	–	–	67	–	67	–	–	5	–	5
	54,769	1,640	67	–	56,476	47	38	5	–	90
Other
CMS 1–5	102	–	–	–	102	–	–	–	–	–
CMS 6–10	144	–	–	–	144	–	–	–	–	–
CMS 11–14	193	–	–	–	193	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	11	–	11	–	–	–	–	–
	439	–	11	–	450	–	–	–	–	–
Total	137,941	4,556	164	72	142,733	109	86	5	–	200

In respect of:
Retail	82,733	2,916	86	72	85,807	62	48	–	–	110
Commercial Banking	54,769	1,640	67	–	56,476	47	38	5	–	90
Other	439	–	11	–	450	–	–	–	–	–
Total	137,941	4,556	164	72	142,733	109	86	5	–	200
1    Reflects the new organisation structure, with Business Banking and Commercial Cards moving from Retail to Commercial Banking and Wealth moving from Insurance, Pensions and Investments (previously Insurance and Wealth) to Retail; comparatives have been presented on a consistent basis.
Average PD grade
The table below shows the average PD for the major portfolios used in the calculation of ECL and therefore Stage 2 average PD reflects the lifetime value. These reflect the forward-looking view under the Group’s base case scenario prior to the application of MES and post-model adjustments which further impact ECL.

	2022		2021[1]
	Stage 1 average PD %	Stage 2 average PD %	Stage 1 average PD %	Stage 2 average PD %
Retail
UK mortgages	0.26	15.48	0.17	12.44
Credit cards	2.06	20.89	1.58	17.82
Loans and overdrafts	3.36	29.75	2.42	23.57
UK Motor Finance	0.71	11.24	0.81	12.00
Commercial Banking
Loans and advances to customers	0.88	18.50	0.95	22.32
1    Reflects the new organisation structure, with Business Banking and Commercial Cards moving from Retail to Commercial Banking and Wealth moving from Insurance, Pensions and Investments (previously Insurance and Wealth) to Retail; comparatives have been presented on a consistent basis.
Cash and balances at central banks
Significantly all of the Group’s cash and balances at central banks of £91,388 million (2021: £76,420 million) are due from the Bank of England, the Federal Reserve Bank of New York or the Deutsche Bundesbank.
Debt securities held at amortised cost
An analysis by credit rating of the Group’s debt securities held at amortised cost is provided below:

	2022			2021
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Government securities	268	–	268	202	–	202
Asset-backed securities:
Mortgage-backed securities	3,712	–	3,712	1,457	–	1,457
Other asset-backed securities	1,946	2	1,948	1,590	18	1,608
	5,658	2	5,660	3,047	18	3,065
Corporate and other debt securities	3,993	14	4,007	3,558	13	3,571
Gross exposure	9,919	16	9,935	6,807	31	6,838
Allowance for impairment losses			(9)			(3)
Total debt securities held at amortised cost			9,926			6,835
1    Credit ratings equal to or better than ‘BBB’.
2    Other comprises sub-investment grade (2022: £nil; 2021: £18 million) and not rated (2022: £16 million; 2021: £13 million).
Financial assets at fair value through other comprehensive income (excluding equity shares)
An analysis of the Group’s financial assets at fair value through other comprehensive income is included in note 21. The credit quality of the Group’s financial assets at fair value through other comprehensive income (excluding equity shares) is set out below:

	2022			2021
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Debt securities:
Government securities	11,196	15	11,211	14,600	13	14,613
Asset-backed securities	95	51	146	15	55	70
Corporate and other debt securities	11,470	44	11,514	13,088	46	13,134
	22,761	110	22,871	27,703	114	27,817
Treasury and other bills	–	–	–	85	–	85
Total financial assets at fair value through other comprehensive income	22,761	110	22,871	27,788	114	27,902
1    Credit ratings equal to or better than ‘BBB’.
2    Other comprises sub-investment grade (2022: £71 million; 2021: £72 million) and not rated (2022: £39 million; 2021: £42 million).
Debt securities, treasury and other bills, and contracts held with reinsurers held at fair value through profit or loss
An analysis of the Group’s financial assets at fair value through profit or loss is included in note 16. Substantially all of the loans and advances to customers and banks recognised at fair value through profit or loss have an investment grade rating. The credit quality of the Group’s debt securities, treasury and other bills, and contracts held with reinsurers held at fair value through profit or loss is set out below:

	2022			2021
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading assets:
Debt securities:
Government securities	2,185	–	2,185	6,579	–	6,579
Asset-backed securities:
Mortgage-backed securities	7	–	7	12	–	12
Other asset-backed securities	14	–	14	3	–	3
	21	–	21	15	–	15
Corporate and other debt securities	216	12	228	245	–	245
Total trading assets	2,422	12	2,434	6,839	–	6,839
Other financial assets mandatorily at fair value through profit or loss:
Debt securities:
Government securities	7,871	1	7,872	11,097	4	11,101
Other public sector securities	2,510	6	2,516	2,722	9	2,731
Bank and building society certificates of deposit	7,129	4	7,133	6,294	3	6,297
Asset-backed securities:
Mortgage-backed securities	228	–	228	421	–	421
Other asset-backed securities	171	–	171	272	–	272
	399	–	399	693	–	693
Corporate and other debt securities	14,932	2,761	17,693	16,692	2,865	19,557
	32,841	2,772	35,613	37,498	2,881	40,379
Treasury and other bills	62	–	62	19	–	19
Contracts held with reinsurers	10,822	84	10,906	12,371	–	12,371
Total other financial assets mandatorily at fair value through profit or loss	43,725	2,856	46,581	49,888	2,881	52,769
Total held at fair value through profit or loss	46,147	2,868	49,015	56,727	2,881	59,608
1    Credit ratings equal to or better than ‘BBB’.
2    Other comprises sub-investment grade (2022: £1,256 million; 2021: £1,491 million) and not rated (2022: £1,612 million; 2021: £1,390 million).
Credit risk in respect of trading and other financial assets at fair value through profit or loss held within the Group’s unit-linked funds is borne by the policyholders and credit risk in respect of with-profits funds is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back those contract liabilities.
Derivative assets
An analysis of derivative assets is given in note 17. The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the Group’s net credit risk relating to derivative assets of £12,423 million (2021: £10,451 million), cash collateral of £3,951 million (2021: £5,658 million) was held and a further £36 million was due from OECD banks (2021: £253 million).

	2022			2021
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading and other	23,326	1,352	24,678	20,193	1,772	21,965
Hedging	53	22	75	81	5	86
Total derivative financial instruments	23,379	1,374	24,753	20,274	1,777	22,051
1    Credit ratings equal to or better than ‘BBB’.
2    Other comprises sub-investment grade (2022: £1,031 million; 2021: £1,471 million) and not rated (2022: £343 million; 2021: £306 million).
Financial guarantees and irrevocable loan commitments
Financial guarantees represent undertakings that the Group will meet a customer’s obligation to third parties if the customer fails to do so. Commitments to extend credit represent unused portions of authorisations to extend credit in the form of loans, guarantees or letters of credit. The Group is theoretically exposed to loss in an amount equal to the total guarantees or unused commitments, however, the likely amount of loss is expected to be significantly less. Most commitments to extend credit are contingent upon customers maintaining specific credit standards.
(D)    Collateral held as security for financial assets
The principal types of collateral accepted by the Group include: residential and commercial properties; charges over business assets such as premises, inventory and accounts receivable; financial instruments, cash and guarantees from third-parties. The terms and conditions associated with the use of the collateral are varied and are dependent on the type of agreement and the counterparty. The Group holds collateral against loans and advances and irrevocable loan commitments; qualitative and, where appropriate, quantitative information is provided in respect of this collateral below. Collateral held as security for financial assets at fair value through profit or loss and for derivative assets is also shown below.
The Group holds collateral in respect of loans and advances to banks and customers as set out below. The Group does not hold collateral against debt securities, comprising asset-backed securities and corporate and other debt securities, which are classified as financial assets held at amortised cost.
Loans and advances to banks
There were reverse repurchase agreements which are accounted for as collateralised loans within loans and advances to banks with a carrying value of £3,786 million (2021: £3,532 million), against which the Group held collateral with a fair value of £247 million (2021: £620 million).
These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Loans and advances to customers
Retail lending
Mortgages
An analysis by loan to value ratio of the Group’s residential mortgage lending is provided below. The value of collateral used in determining the loan to value ratios has been estimated based upon the last actual valuation, adjusted to take into account subsequent movements in house prices, after making allowances for indexation error and dilapidations. The market takes into account many factors, including environmental considerations such as flood risk and energy efficient additions, in arriving at the value of a home.
In some circumstances, where the discounted value of the estimated net proceeds from the liquidation of collateral (i.e. net of costs, expected haircuts and anticipated changes in the value of the collateral to the point of sale) is greater than the estimated exposure at default, no credit losses are expected and no ECL allowance is recognised.

	Drawn balances					Expected credit loss allowance
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total gross £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Less than 70 per cent	210,457	33,205	3,161	8,845	255,668	51	330	210	117	708
70 per cent to 80 per cent	31,788	5,264	170	359	37,581	25	124	55	42	246
80 per cent to 90 per cent	11,942	2,604	48	149	14,743	12	59	20	19	110
90 per cent to 100 per cent	3,319	606	13	113	4,051	3	18	7	18	46
Greater than 100 per cent	11	104	24	156	295	–	21	19	57	97
Total	257,517	41,783	3,416	9,622	312,338	91	552	311	253	1,207
At 31 December 2021
Less than 70 per cent	217,830	19,766	1,717	9,872	249,185	31	247	98	110	486
70 per cent to 80 per cent	42,808	1,632	134	572	45,146	11	80	38	26	155
80 per cent to 90 per cent	12,087	253	52	184	12,576	5	28	23	16	72
90 per cent to 100 per cent	779	46	14	135	974	–	10	7	16	33
Greater than 100 per cent	125	101	23	214	463	1	29	18	42	90
Total	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836
The energy performance certificate (EPC) profile of the security associated with the Group’s UK mortgage portfolio is shown below:

	2022		2021
EPC profile	£m	%	£m	%
A	731	0.2	563	0.2
B	37,075	11.9	34,070	11.0
C	60,086	19.2	54,636	17.7
D	93,010	29.8	88,752	28.8
E	35,015	11.2	35,086	11.4
F	6,990	2.2	7,258	2.4
G	1,519	0.5	1,546	0.5
Unrated properties	77,912	25.0	86,433	28.0
Total	312,338	100.0	308,344	100.0
The above data is sourced using the latest available government EPC information as at the relevant balance sheet date. The Group has no EPC data available for 25.0 per cent (2021: 28.0 per cent) of the UK mortgage portfolio, these are classified as unrated properties.
EPC ratings are not considered to be a material credit risk factor,and do not form part of the Group’s credit risk calculations.
Other
The majority of non-mortgage retail lending is unsecured. At 31 December 2022, Stage 3 non-mortgage lending amounted to £475 million, net of an impairment allowance of £372 million (2021: £498 million, net of an impairment allowance of £435 million).
Stage 1 and Stage 2 non-mortgage retail lending amounted to £53,825 million (2021: £49,147 million). Lending decisions are predominantly based on an obligor’s ability to repay rather than reliance on the disposal of any security provided. Where the lending is secured, collateral values are rigorously assessed at the time of loan origination and are thereafter monitored in accordance with business unit credit policy.
The Group’s credit risk disclosures for unimpaired non-mortgage retail lending show assets gross of collateral and therefore disclose the maximum loss exposure. The Group believes that this approach is appropriate.
Commercial lending
Reverse repurchase transactions
At 31 December 2022 there were reverse repurchase agreements which were accounted for as collateralised loans with a carrying value of £41,079 million (2021: £51,221 million), against which the Group held collateral with a fair value of £33,468 million (2021: £52,690 million), all of which the Group was able to repledge. These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Stage 3 secured lending
The value of collateral is re-evaluated and its legal soundness re-assessed if there is observable evidence of distress of the borrower; this evaluation is used to determine potential loss allowances and management’s strategy to try to either repair the business or recover the debt.
At 31 December 2022, Stage 3 secured commercial lending amounted to £410 million, net of an impairment allowance of £160 million (2021: £636 million, net of an impairment allowance of £198 million). The fair value of the collateral held in respect of impaired secured commercial lending was £484 million (2021: £693 million). In determining the fair value of collateral, no specific amounts have been attributed to the costs of realisation. For the purposes of determining the total collateral held by the Group in respect of impaired secured commercial lending, the value of collateral for each loan has been limited to the principal amount of the outstanding advance in order to eliminate the effects of any over-collateralisation and to provide a clearer representation of the Group’s exposure.
Stage 3 secured commercial lending and associated collateral relates to lending to property companies and to customers in the financial, business and other services; transport, distribution and hotels; and construction industries.
Stage 1 and Stage 2 secured lending
For Stage 1 and Stage 2 secured commercial lending, the Group reports assets gross of collateral and therefore discloses the maximum loss exposure. The Group believes that this approach is appropriate as collateral values at origination and during a period of good performance may not be representative of the value of collateral if the obligor enters a distressed state.
Stage 1 and Stage 2 secured commercial lending is predominantly managed on a cash flow basis. On occasion, it may include an assessment of underlying collateral, although, for Stage 3 lending, this will not always involve assessing it on a fair value basis. No aggregated collateral information for the entire unimpaired secured commercial lending portfolio is provided to key management personnel.
Financial assets at fair value through profit or loss (excluding equity shares)
Included in financial assets at fair value through profit or loss are reverse repurchase agreements treated as collateralised loans with a carrying value of £11,781 million (2021: £14,921 million). Collateral is held with a fair value of £9,598 million (2021: £15,640 million), all of which the Group is able to repledge. At 31 December 2022, £5,232 million had been repledged (2021: £7,251 million).
In addition, securities held as collateral in the form of stock borrowed amounted to £26,368 million (2021: £14,100 million). Of this amount, £14,375 million (2021: £6,538 million) had been resold or repledged as collateral for the Group’s own transactions.
These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Derivative assets, after offsetting of amounts under master netting arrangements
The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the net derivative assets after offsetting of amounts under master netting arrangements of £12,423 million (2021: £10,451 million), cash collateral of £3,951 million (2021: £5,658 million) was held.
Irrevocable loan commitments and other credit-related contingencies
At 31 December 2022, the Group held irrevocable loan commitments and other credit-related contingencies of £77,678 million (2021: £73,902 million). Collateral is held as security, in the event that lending is drawn down, on £16,442 million (2021: £17,149 million) of these balances.
Collateral repossessed
During the year, £219 million of collateral was repossessed (2021: £86 million), consisting primarily of residential property.
In respect of retail portfolios, the Group does not take physical possession of properties or other assets held as collateral and uses external agents to realise the value as soon as practicable, generally at auction, to settle indebtedness. Any surplus funds are returned to the borrower or are otherwise dealt with in accordance with appropriate insolvency regulations. In certain circumstances the Group takes physical possession of assets held as collateral against commercial lending. In such cases, the assets are carried on the Group’s balance sheet and are classified according to the Group’s accounting policies.
(E)    Collateral pledged as security
The Group pledges assets primarily for repurchase agreements and securities lending transactions which are generally conducted under terms that are usual and customary for standard securitised borrowing contracts.
Repurchase transactions
Amortised cost
There are balances arising from repurchase transactions with banks of £33,009 million (2021: £30,085 million), which include amounts due under the Bank of England’s Term Funding Scheme with additional incentives for SMEs (TFSME); the fair value of the collateral provided under these agreements at 31 December 2022 was £40,366 million (2021: £39,918 million).
There are balances arising from repurchase transactions with customers of £15,587 million (2021: £1,040 million); the fair value of the collateral provided under these agreements at 31 December 2022 was £13,461 million (2021: £903 million).
Financial liabilities at fair value through profit or loss
The fair value of collateral pledged in respect of repurchase transactions, accounted for as secured borrowing, where the secured party is permitted by contract or custom to repledge was £10,427 million (2021: £14,350 million).
Securities lending transactions
The following on-balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2022 £m	2021 £m
Financial assets at fair value through profit or loss	1,463	2,348
Financial assets at fair value through other comprehensive income	5,429	1,918
Total	6,892	4,266
Securitisations and covered bonds
In addition to the assets detailed above, the Group also holds assets that are encumbered through the Group’s asset-backed conduits and its securitisation and covered bond programmes. Further details of these assets are provided in note 30.
Liquidity risk
Liquidity risk is defined as the risk that the Group has insufficient financial resources to meet its commitments as they fall due, or can only secure them at excessive cost. Liquidity risk is managed through a series of measures, tests and reports that are primarily based on contractual maturity. The Group carries out monthly stress testing of its liquidity position against a range of scenarios, including those prescribed by the PRA. The Group’s liquidity risk appetite is also calibrated against a number of stressed liquidity metrics.
The table below analyses assets and liabilities of the Group, other than liabilities arising from insurance and investment contracts, into relevant maturity groupings based on the remaining contractual period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category. Liabilities arising from insurance and investment contracts are analysed on a behavioural basis. Certain balances, included in the table below on the basis of their residual maturity, are repayable on demand upon payment of a penalty.
(A)    Maturities of assets and liabilities

	Up to 1 month £m	1–3 months £m	3–6 months £m	6–9 months £m	9–12 months £m	1–2 years £m	2–5 years £m	Over 5 years £m	Total £m
At 31 December 2022
Assets
Cash and balances at central banks	91,388	–	–	–	–	–	–	–	91,388
Financial assets at fair value through profit or loss	12,019	8,108	3,269	2,186	858	2,827	7,565	143,777	180,609
Derivative financial instruments	2,896	1,823	1,069	656	637	1,424	2,828	13,420	24,753
Loans and advances to banks	4,756	763	896	700	352	78	3,084	3	10,632
Loans and advances to customers	17,535	7,628	10,337	8,849	9,952	33,886	78,857	287,855	454,899
Reverse repurchase agreements	14,530	10,908	11,600	4,035	285	2,924	583	–	44,865
Debt securities	7	219	73	275	77	874	6,475	1,926	9,926
Financial assets at amortised cost	36,828	19,518	22,906	13,859	10,666	37,762	88,999	289,784	520,322
Financial assets at fair value through other comprehensive income	310	273	391	456	665	2,324	9,334	9,401	23,154
Other assets	1,683	1,071	189	700	211	357	922	32,470	37,603
Total assets	145,124	30,793	27,824	17,857	13,037	44,694	109,648	488,852	877,829
Liabilities
Deposits from banks	3,988	364	141	139	408	4	2,222	–	7,266
Customer deposits	446,311	8,074	5,628	2,953	4,695	3,887	3,402	381	475,331
Repurchase agreements at amortised cost	12,203	6,183	–	–	–	–	30,210	–	48,596
Financial liabilities at fair value through profit or loss	5,245	2,363	1,526	1,431	665	615	1,476	4,434	17,755
Derivative financial instruments	3,197	1,647	942	739	779	2,030	3,850	10,858	24,042
Debt securities in issue	5,562	9,761	8,646	3,940	2,114	10,124	23,964	9,708	73,819
Liabilities arising from insurance and investment contracts	1,288	1,828	2,598	2,434	2,324	9,172	27,618	102,606	149,868
Other liabilities	6,137	1,246	393	1,486	521	523	753	11,842	22,901
Subordinated liabilities	–	–	541	662	–	915	3,770	4,842	10,730
Total liabilities	483,931	31,466	20,415	13,784	11,506	27,270	97,265	144,671	830,308

	Up to 1 month £m	1–3 months £m	3–6 months £m	6–9 months £m	9–12 months £m	1–2 years £m	2–5 years £m	Over 5 years £m	Total £m
At 31 December 2021
Assets
Cash and balances at central banks	76,420	–	–	–	–	–	–	–	76,420
Financial assets at fair value through profit or loss	10,706	8,280	6,093	2,840	878	1,784	7,553	168,637	206,771
Derivative financial instruments	1,607	804	633	304	309	947	1,997	15,450	22,051
Loans and advances to banks	4,350	332	327	11	32	29	1,918	2	7,001
Loans and advances to customers	15,279	8,624	9,792	10,949	11,107	32,096	77,714	283,006	448,567
Reverse repurchase agreements	13,678	15,111	16,651	5,107	2,526	762	918	–	54,753
Debt securities	19	1,217	19	71	305	220	2,735	2,249	6,835
Financial assets at amortised cost	33,326	25,284	26,789	16,138	13,970	33,107	83,285	285,257	517,156
Financial assets at fair value through other comprehensive income	341	598	122	322	1,552	3,029	8,861	13,312	28,137
Other assets	1,509	1,200	185	528	147	515	948	30,958	35,990
Total assets	123,909	36,166	33,822	20,132	16,856	39,382	102,644	513,614	886,525
Liabilities
Deposits from banks	2,313	376	353	177	223	353	3,774	78	7,647
Customer deposits	456,077	6,177	3,165	2,053	1,296	4,883	2,327	366	476,344
Repurchase agreements at amortised cost	1,011	92	10	3	–	–	30,009	–	31,125
Financial liabilities at fair value through profit or loss	5,711	4,921	2,439	1,969	224	212	1,748	5,899	23,123
Derivative financial instruments	1,674	826	470	341	352	1,105	1,962	11,330	18,060
Debt securities in issue	4,020	5,555	5,476	6,320	4,129	10,152	22,496	13,404	71,552
Liabilities arising from insurance and investment contracts	1,532	2,076	2,921	2,894	3,312	10,606	30,663	114,459	168,463
Other liabilities	3,721	2,876	631	1,024	778	567	743	13,611	23,951
Subordinated liabilities	21	–	96	–	–	1,307	6,464	5,220	13,108
Total liabilities	476,080	22,899	15,561	14,781	10,314	29,185	100,186	164,367	833,373
The above tables are provided on a contractual basis. The Group’s assets and liabilities may be repaid or otherwise mature earlier or later than implied by their contractual terms and readers are, therefore, advised to use caution when using this data to evaluate the Group’s liquidity position. In particular, amounts in respect of customer deposits are usually contractually payable on demand or at short notice. However, in practice, these deposits are not usually withdrawn on their contractual maturity.
The table below analyses financial instrument liabilities of the Group, excluding those arising from insurance and participating investment contracts, on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category.

	Up to 1 month £m	1–3 months £m	3–12 months £m	1–5 years £m	Over 5 years £m	Total £m
At 31 December 2022
Deposits from banks	3,925	369	714	2,227	135	7,370
Customer deposits	449,801	6,717	11,635	7,417	382	475,952
Repurchase agreements at amortised cost	12,501	6,188	904	33,054	38	52,685
Financial liabilities at fair value through profit or loss	5,297	2,397	3,725	2,293	4,747	18,459
Debt securities in issue	6,108	12,625	15,517	39,527	11,623	85,400
Liabilities arising from non-participating investment contracts	42,975	–	–	–	–	42,975
Lease liabilities	13	54	166	582	700	1,515
Subordinated liabilities	27	113	1,648	6,741	12,384	20,913
Total non-derivative financial liabilities	520,647	28,463	34,309	91,841	30,009	705,269
Derivative financial liabilities
Gross settled derivatives – outflows	55,671	43,380	40,826	34,808	20,677	195,362
Gross settled derivatives – inflows	(52,383)	(41,255)	(39,132)	(34,015)	(20,130)	(186,915)
Gross settled derivatives – net flows	3,288	2,125	1,694	793	547	8,447
Net settled derivative liabilities	13,078	82	130	752	1,501	15,543
Total derivative financial liabilities	16,366	2,207	1,824	1,545	2,048	23,990

	Up to 1 month £m	1–3 months £m	3–12 months £m	1–5 years £m	Over 5 years £m	Total £m
At 31 December 2021
Deposits from banks	2,318	358	789	4,213	233	7,911
Customer deposits	456,306	6,161	6,540	7,255	676	476,938
Repurchase agreements at amortised cost	1,419	492	243	30,987	7	33,148
Financial liabilities at fair value through profit or loss	6,371	5,037	4,071	2,130	5,826	23,435
Debt securities in issue	5,804	5,722	16,728	34,562	10,606	73,422
Liabilities arising from non-participating investment contracts	45,040	–	–	–	–	45,040
Lease liabilities	2	64	167	605	927	1,765
Subordinated liabilities	54	78	677	9,558	9,114	19,481
Total non-derivative financial liabilities	517,314	17,912	29,215	89,310	27,389	681,140
Derivative financial liabilities
Gross settled derivatives – outflows	39,184	30,271	32,267	39,429	21,709	162,860
Gross settled derivatives – inflows	(38,231)	(29,283)	(31,453)	(38,137)	(19,834)	(156,938)
Gross settled derivatives – net flows	953	988	814	1,292	1,875	5,922
Net settled derivative liabilities	12,099	60	52	429	1,350	13,990
Total derivative financial liabilities	13,052	1,048	866	1,721	3,225	19,912
The majority of the Group’s non-participating investment contract liabilities are unit-linked. These unit-linked products are invested in accordance with unit fund mandates. Clauses are included in policyholder contracts to permit the deferral of sales, where necessary, so that linked assets can be realised without being a forced seller.
The principal amount for undated subordinated liabilities with no redemption option is included within the over 5 years column; interest of £17 million (2021: £20 million) per annum which is payable in respect of those instruments for as long as they remain in issue is not included beyond 5 years.
An analysis of the Group’s total wholesale funding by residual maturity and by currency is set out on page 86.
Liabilities arising from insurance and participating investment contracts are analysed on a behavioural basis, as permitted by IFRS 4, as follows:

	Up to 1 month £m	1–3 months £m	3–12 months £m	1–5 years £m	Over 5 years £m	Total £m
At 31 December 2022	826	1,288	4,967	22,967	76,845	106,893
At 31 December 2021	1,101	1,603	6,108	26,928	87,683	123,423
For insurance contracts which are neither unit-linked nor in the Group’s with-profit funds, in particular annuity liabilities, the aim is to invest in assets such that the cash flows on investments match those on the projected future liabilities.
The following tables set out the amounts and residual maturities of the Group’s off-balance sheet contingent liabilities, commitments and guarantees.

	Up to 1 month £m	1–3 months £m	3–6 months £m	6–9 months £m	9–12 months £m	1–3 years £m	3–5 years £m	Over 5 years £m	Total £m
At 31 December 2022
Acceptances and endorsements	47	11	–	–	–	–	–	–	58
Other contingent liabilities	355	744	263	240	144	554	181	447	2,928
Total contingent liabilities	402	755	263	240	144	554	181	447	2,986
Lending commitments and guarantees	68,984	2,419	17,641	1,586	6,439	12,787	14,329	19,571	143,756
Other commitments	–	–	–	–	–	–	10	29	39
Total commitments and guarantees	68,984	2,419	17,641	1,586	6,439	12,787	14,339	19,600	143,795
Total contingents, commitments and guarantees	69,386	3,174	17,904	1,826	6,583	13,341	14,520	20,047	146,781
At 31 December 2021
Acceptances and endorsements	11	180	–	–	–	–	–	–	191
Other contingent liabilities	219	658	328	184	154	295	258	457	2,553
Total contingent liabilities	230	838	328	184	154	295	258	457	2,744
Lending commitments and guarantees	70,437	4,269	20,021	3,662	7,872	20,060	11,595	4,756	142,672
Other commitments	–	–	–	–	–	17	–	44	61
Total commitments and guarantees	70,437	4,269	20,021	3,662	7,872	20,077	11,595	4,800	142,733
Total contingents, commitments and guarantees	70,667	5,107	20,349	3,846	8,026	20,372	11,853	5,257	145,477
Capital risk
Capital is actively managed on an ongoing basis for both the Group and its regulated banking subsidiaries, with associated capital policies and procedures subjected to regular review. The Group assesses both its regulatory capital requirements and the quantity and quality of capital resources it holds to meet those requirements through applying the capital directives and regulations implemented in the UK by the Prudential Regulation Authority (PRA) and supplemented through additional regulation under the PRA Rulebook and associated statements of policy, supervisory statements and other regulatory guidance. Regulatory capital ratios are considered a key part of the budgeting and planning processes and forecast ratios are reviewed by the Group Asset and Liability Committee. Target capital levels take account of current and future regulatory requirements, capacity for growth and to cover uncertainties. Details of the Group’s capital resources are provided in the table marked audited on page 58.
Each insurance company within the Group is regulated by the PRA. The insurance businesses are required to calculate solvency capital requirements and available capital in accordance with Solvency II. The Insurance business of the Group calculates regulatory capital on the basis of an internal model, which was approved by the PRA on 5 December 2015, with the latest major change to the model approved in November 2020. The capital position of the Group’s insurance businesses is reviewed on a regular basis by the Insurance, Pensions and Investments Executive Committee.
Insurance risk
Insurance underwriting risk is the risk of adverse developments in the timing, frequency and severity of claims for insured/underwritten events and in customer behaviour, leading to reductions in earnings and/or value and arises within the Group’s Insurance business. Insurance underwriting risk is measured using a variety of techniques including stress, reverse stress and scenario testing, as well as stochastic modelling. Current and potential future insurance underwriting risk exposures are assessed and aggregated on a range of stresses including risk measures based on 1-in-200 year stresses for the Insurance business’s regulatory capital assessments and other supporting measures where appropriate. The Group also mitigates insurance underwriting risk via the use of reinsurance arrangements.